Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2017	2018
	RMB	RMB
Gross carrying amount
License	—	32,000
Copyrights of video content	—	20,922
Domain names	5,120	5,120
Software	825	2,038
Trademark	1,132	1,132

Total of gross carrying amount	7,077	61,212

Less: accumulated amortization
License	—	(1,422)
Copyrights of video content	—	(5,180)
Domain names	(930)	(1,271)
Software	(281)	(888)
Trademark	(246)	(472)

Total accumulated amortization	(1,457)	(9,233)

Intangible assets, net	5,620	51,979

Amortization expense for the years ended December 31, 2016, 2017 and 2018 were RMB312, RMB804 and RMB8,224, respectively.

As of December 31, 2018, intangible assets amortization expense for future years is expected to be as follows:

Year ended December 31,	Amortization expense of intangible assets
RMB

2019	14,116
2020	7,874
2021	2,954
2022	2,492
2023	2,490

The weighted average amortization periods of intangible assets as of December 31, 2017 and 2018 are as below:

December 31,
	2017	2018
License	Not applicable	15 years
Copyrights of video content	Not applicable	2 years
Domain names	15 years	15 years
Software	1 year	1 year
Trademark	5 years	5 years